Development-Stage Risks and Liquidity (Details) (USD $) In Millions, unless otherwise specified	Sep. 01, 2013	Jun. 01, 2013	Mar. 01, 2013	Dec. 01, 2012	Jun. 30, 2012	Dec. 31, 2011
Development Stage Enterprises (Textual) [Abstract]
Accumulated deficit during development stage					$ 64.3
Cash and cash equivalents					2.6	10.8
Negative working capital					0.4
Working Capital						2.9
Outstanding debt					$ 3.6
Percentage principal amount that may be required to redeem	25.00%	25.00%	25.00%	25.00%